Acquisitions of businesses and purchase accounting - Sleepwell, LLC - Narratives (Details)		1 Months Ended			12 Months Ended
	Oct. 23, 2020 USD ($)	Aug. 31, 2022 USD ($) EquityInstruments $ / shares	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) EquityInstruments $ / shares	Sep. 30, 2022 USD ($)
Acquisition of businesses and purchase accounting
Loss on settlement of shares to be issued					$ 442,000
Sleepwell, LLC
Acquisition of businesses and purchase accounting
Purchase price	$ 9,976,000
Cash consideration	$ 6,623,000	$ 1,100,000			$ 320,000
Consideration in shares (Value)		$ 657,000	$ 657,000	$ 2,376,000
Consideration in shares (Shares) | EquityInstruments		246,000		629,000
Issue price per share | $ / shares		$ 2.67		$ 3.78
Fair value of holdback consideration			$ 320,000
Discount rate	15.00%		3.46%	15.00%	25.00%
Professional fees in conjunction with the acquisition	$ 81,000
Loss on settlement of shares to be issued					$ 442,000